Revenues from mining operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	[2]
Revenues From Mining Operations [Abstract]
Revenues from contracts with customers	$ 228,822
Provisional pricing adjustments on concentrate sales	216
Total revenues	$ 229,038	[1]	$ 232,371

[1]	Includes provisional pricing adjustments of: $216 for Bolivar
[2]	Includes provisional pricing adjustments of: $1,289 for Yauricocha, $(190) for Bolivar, and $(45) for Cusi.